Note 8 - Bonds Payable, Loans Payable and Interest (Details Textual) $ in Thousands					3 Months Ended
	Jan. 23, 2022 USD ($)	May 20, 2021 USD ($)	Mar. 12, 2021	Aug. 28, 2019 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Funds to Pay Debt Service and Reserve Funds					$ 183,800
Interest Costs Incurred, Total					1,812	$ 971
Interest Costs Capitalized					1,812	$ 512
Restricted Cash [Member]
Funds to Pay Debt Service and Reserve Funds					17,300
Restricted Investments [Member]
Funds to Pay Debt Service and Reserve Funds					166,500
Maximum [Member]
Restricted Fund for Construction Expenditures					50,000
Series 2021 Bonds [Member]
Long-Term Debt, Gross		$ 166,300			166,340		$ 166,340
Debt Service Coverage Ratio		1.25
Debt Instrument, Unamortized Premium, Total		$ 200			249		249
Debt Issuance Costs, Net, Total		6,000			$ 6,002		$ 6,002
Series 2021 Bonds [Member] | Tranche One [Member]
Long-Term Debt, Gross		$ 21,100
Debt Instrument, Interest Rate, Stated Percentage		4.00%
Series 2021 Bonds [Member] | Tranche Two [Member]
Long-Term Debt, Gross		$ 30,400
Debt Instrument, Interest Rate, Stated Percentage		4.00%
Series 2021 Bonds [Member] | Tranche Three [Member]
Long-Term Debt, Gross		$ 114,800
Debt Instrument, Interest Rate, Stated Percentage		4.25%
SGR Loan [Member]
Debt Instrument, Face Amount				$ 16,700
SGR Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate				6.00%
SGR Loan [Member] | Pay-in-kind Interest [Member]
Debt Instrument, Basis Spread on Variable Rate				2.00%
SGR Loan [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage				2.20%
OPF Loan [Member]
Debt Instrument, Face Amount	$ 46,000
OPF Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	6.00%		8.00%
OPF Loan [Member] | Pay-in-kind Interest [Member]
Debt Instrument, Basis Spread on Variable Rate	2.00%		2.00%
OPF Loan [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	1.669%		1.669%